Convertible Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible note payable consist of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

YA II PN, Ltd. Advisors Global, LP	$1,750,000	$1,750,000
Less debt discount	(1,263,889)	(1,555,556)
Convertible note payable, net	$486,111	$194,444

Convertible note payable consist of the following as of December 31, 2017:
Amount
YA II PN, Ltd. Advisors Global, LP	$1,750,000
Less debt discount	(1,555,556)
Convertible note payable, net	$194,444

Schedule of Principal Payment of Long-term Debt	The following table presents scheduled principal payments on our long-term debt as of December 31, 2017:
Years ending December 31,	Amount
2018	$1,250,000
2019	500,000
Total	$1,750,000